OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Schedule of other liabilities

	Note	2023	2022
Decommissioning obligation		$143.5	$59.0
Defined benefit plans	26	19.0	20.6
Other		45.1	44.7
		$207.6	$124.3